UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2002
                                                         ------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AARON FLECK & ASSOCIATES L.L.C.
           --------------------------------------------------
Address:   289 GREENWICH AVENUE, 2ND FLOOR
           --------------------------------------------------
           GREENWICH, CT 06830
           --------------------------------------------------


Form 13F File Number:    -
              -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      AARON FLECK
           -----------------------------------------------
Title:     PRESIDENT
           -----------------------------------------------
Phone:     (203) 422-2160
           -----------------------------------------------

Signature, Place, and Date of Signing:

/S/ Aaron Fleck      Greenwich, Connecticut  May 15, 2002
-------------------  ----------------------  -----------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        35
                                               -------------

Form 13F Information Table Value Total:        $66,686
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE


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                                                                   AARON FLECK & ASSOCIATES
                                                                        MARCH 31, 2002
                                                                  FORM 13F INFORMATION TABLE
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              COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                             VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT   PRN CALL  DISCRETION MANAGERS   SOLE  SHARED NONE
--------------------------------- -------------- --------- --------- ----------  -------   ---------- --------  ------ ------ -----

Comcast Corp.                                    200300200  30,045     944,820      31.8      YES        NO       X
Cablevision Sys Corp                             12686C109   6,386     187,817        34      YES        NO       X
Bellsouth Corp                                   079860102   5,784     156,909     36.86      YES        NO       X
Gannett Inc.                                     364730101   3,563      46,826      76.1      YES        NO       X
General Elec Co                                  369604103   2,486      66,395     37.45      YES        NO       X
Cablevision Sys Corp                             12686C844   2,348      95,123     24.68      YES        NO       X
SBC Communications Inc.                          78387G103   1,996      53,312     37.44      YES        NO       X
Comcast Corp                                     200300101   1,822      54,470     33.45      YES        NO       X
AT&T Wireless Svsc Inc                           00209A106   1,603     179,119      8.95      YES        NO       X
Texas Instrs                                     882508104   1,229      37,132      33.1      YES        NO       X
ResortQuest Intl Inc                             761183102   1,177     161,175       7.3      YES        NO       X
Johnson & Johnson                                478160104   1,025      15,784     64.95      YES        NO       X
American Home Prods Corp                         026609107     972      14,808     65.65      YES        NO       X
Viacom Inc                                       925524100     778      16,015      48.6      YES        NO       X
Automatic Data Processing In                     053015103     466       8,002     58.27      YES        NO       X
Paxson Communications Corp                       704231109     460      42,000     10.96      YES        NO       X
Emmis Communications Corp                        291525103     401      15,000     26.74      YES        NO       X
Endesa SA-Sponsored ADR                          29258N107     400      26,804     14.91      YES        NO       X
Schlumberger Ltd                                 806857108     377       6,414     58.82      YES        NO       X
Target Corp                                      87612E106     371       8,602     43.12      YES        NO       X
Wells Fargo & Co.                                949746101     351       7,102      49.4      YES        NO       X
Nextel Communications Inc                        65332V103     325      60,325      5.38      YES        NO       X
Charter Communications, Inc.                     16117M107     316      27,949     11.29      YES        NO       X
CMGI Inc                                         125750109     305     225,877      1.35      YES        NO       X
City Natl Corp.                                  178556105     301       5,714     52.61      YES        NO       X
MGIC Invt Corp                                   552848103     263       3,847     68.43      YES        NO       X
American Intl Group Inc.                         026874107     249       3,452     72.14      YES        NO       X
Merck & Co Inc.                                  589331107     236       4,102     57.58      YES        NO       X
Amgen Inc.                                       031162100     232       3,880     59.68      YES        NO       X
Eaton Corp                                       278058102     215       2,652     80.98      YES        NO       X
Nextel Partners Inc.                             65333F107     155      25,690      6.02      YES        NO       X
United Pan-Europe Commun                         911300200      31     195,600      0.16      YES        NO       X
ACTV Inc.                                        00088E104      17      11,135     1.509      YES        NO       X
Corecomm Ltd                                     21869Q108       1      10,902       0.1      YES        NO       X
Metromedia Fiber Network Inc                     591689104       0     103,540         0      YES        NO       X


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